CONDENSED CONSOLIDATED STATEMENT OF CHANGES IN EQUITY (UNAUDITED) - GBP (£) £ in Millions		Total	Total	Share capital and premium	Other reserves	Retained profits	Other equity instruments	Non-controlling interests
Beginning balance at Dec. 31, 2022		£ 39,059	£ 34,709	£ 2,174	£ 743	£ 31,792	£ 4,268	£ 82
Comprehensive income
Profit for the period		2,590	2,417			2,417	161	12
Other comprehensive income
Post-retirement defined benefit scheme remeasurements, net of tax		(92)	(92)			(92)
Movements in revaluation reserve in respect of financial assets held at fair value through other comprehensive income, net of tax:
Debt securities		161	161		161
Gains and losses attributable to own credit risk, net of tax		(61)	(61)			(61)
Movements in cash flow hedging reserve, net of tax		(483)	(483)		(483)
Movements in foreign currency translation reserve, net of tax		(58)	(58)		(58)
Total other comprehensive loss for the period, net of tax		(533)	(533)		(380)	(153)
Total comprehensive income for the period	[1]	2,057	1,884		(380)	2,264	161	12
Transactions with owners
Dividends		(1,930)	(1,900)			(1,900)		(30)
Distributions on other equity instruments		(161)					(161)
Issue of other equity instruments		745	(5)			(5)	750
Capital contributions received		94	94			94
Return of capital contributions		0	0			0
Total transactions with owners		(1,252)	(1,811)			(1,811)	589	(30)
Ending balance at Jun. 30, 2023	[2]	39,864	34,782	2,174	363	32,245	5,018	64
Comprehensive income
Profit for the period		2,617	2,441			2,441	173	3
Other comprehensive income
Post-retirement defined benefit scheme remeasurements, net of tax		(1,113)	(1,113)			(1,113)
Movements in revaluation reserve in respect of financial assets held at fair value through other comprehensive income, net of tax:
Debt securities		(90)	(90)		(90)
Gains and losses attributable to own credit risk, net of tax		(107)	(107)			(107)
Movements in cash flow hedging reserve, net of tax		2,097	2,097		2,097
Movements in foreign currency translation reserve, net of tax		25	25		25
Total other comprehensive loss for the period, net of tax		812	812		2,032	(1,220)
Total comprehensive income for the period	[3]	3,429	3,253		2,032	1,221	173	3
Transactions with owners
Dividends		(2,809)	(2,800)			(2,800)		(9)
Distributions on other equity instruments		(173)					(173)
Issue of other equity instruments		0
Capital contributions received		121	121			121
Return of capital contributions		(1)	(1)			(1)
Total transactions with owners		(2,862)	(2,680)			(2,680)	(173)	(9)
Ending balance at Dec. 31, 2023	[4]	40,431	35,355	2,174	2,395	30,786	5,018	58
Comprehensive income
Profit for the period		2,007	1,824			1,824	172	11
Other comprehensive income
Post-retirement defined benefit scheme remeasurements, net of tax		(258)	(258)			(258)
Movements in revaluation reserve in respect of financial assets held at fair value through other comprehensive income, net of tax:
Debt securities		72	72		72
Gains and losses attributable to own credit risk, net of tax		(62)	(62)			(62)
Movements in cash flow hedging reserve, net of tax		(261)	(261)		(261)
Movements in foreign currency translation reserve, net of tax		(39)	(39)		(39)
Total other comprehensive loss for the period, net of tax		(548)	(548)		(228)	(320)
Total comprehensive income for the period	[5]	1,459	1,276		(228)	1,504	172	11
Transactions with owners
Dividends		(2,140)	(2,140)			(2,140)		0
Distributions on other equity instruments		(172)					(172)
Issue of other equity instruments		0	0			0	0
Capital contributions received		61	61			61
Return of capital contributions		0
Total transactions with owners		(2,251)	(2,079)			(2,079)	(172)	0
Ending balance at Jun. 30, 2024	[6]	£ 39,639	£ 34,552	£ 2,174	£ 2,167	£ 30,211	£ 5,018	£ 69

[1]	Total comprehensive income attributable to owners of the parent was £2,045 million.
[2]	Total equity attributable to owners of the parent was £39,800 million
[3]	Total comprehensive income attributable to owners of the parent was £3,426 million.
[4]	Total equity attributable to owners of the parent was £40,373 million
[5]	Total comprehensive income attributable to owners of the parent was £1,448 million.
[6]	Total equity attributable to owners of the parent was £39,570 million